Long-Term Debt - Summary of Longterm Debt (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 25.3	$ 17.9
Non-current	2,384.4	1,627.5
Carrying amount	2,409.7	1,645.4					$ 1,215.5
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 2,276.3	$ 1,606.7					1,176.9
Term facility [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2027	May 2025
Contractual interest	2.12%	3.65%	2.12%	2.12%	3.65%	3.65%
Effective interest rate	2.12%	3.65%	2.12%	2.12%	3.65%	3.65%
Outstanding nominal amount			$ 1,207.6		$ 886.5
Carrying amount	$ 1,543.0	$ 1,172.0
Term facility [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2027	May 2025
Contractual interest	6.00%	4.15%	6.00%	6.00%	4.15%	4.15%
Effective interest rate	6.77%	4.44%	6.77%	6.77%	4.44%	4.44%
Outstanding nominal amount			$ 597.0		$ 333.3
Carrying amount	$ 733.3	$ 434.7
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €				€ 92.6		€ 29.7
Carrying amount	$ 133.4	$ 38.7					$ 29.5
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2021	June 2020
Contractual interest	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Effective interest rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2030	Dec. 2030
Contractual interest	1.60%	1.65%	1.60%	1.60%	1.65%	1.65%
Effective interest rate	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%